Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Plan Assets
The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the pension plans:

(Dollars in Millions)	2025	2024
Change In Projected Benefit Obligation(a)
Benefit obligation at beginning of measurement period	$7,069	$7,278
Service cost	213	219
Interest cost	409	376
Plan amendments	(261)	—
Actuarial (gain) loss	413	(443)
Lump sum settlements	(125)	(118)
Benefit payments	(258)	(243)
Benefit obligation at end of measurement period(b)	$7,460	$7,069
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$7,834	$7,779
Actual return on plan assets	945	381
Employer contributions	39	35
Lump sum settlements	(125)	(118)
Benefit payments	(258)	(243)
Fair value at end of measurement period	$8,435	$7,834
Funded Status	$975	$765
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$1,575	$1,329
Current benefit liability	(53)	(48)
Noncurrent benefit liability	(547)	(516)
Recognized amount	$975	$765
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	$(1,407)	$(1,359)
Net prior service credit	286	30
Recognized amount	$(1,121)	$(1,329)
Note: At December 31, 2025 and 2024, the postretirement welfare plan projected benefit obligation was $35 million and $41 million, respectively. At both December 31, 2025 and 2024, the fair value of plan assets was $47 million and the amount recognized in accumulated other comprehensive income (loss), pretax was $51 million.
(a)The increase in the projected benefit obligation for 2025 was primarily due to a lower discount rate, partially offset by the impact of plan amendments effective at the end of the year to align the benefit crediting formula of a subset of employees with that of all other employees. The decrease in the projected benefit obligation for 2024 was primarily due to a higher discount rate.
(b)At December 31, 2025 and 2024, the accumulated benefit obligation for all pension plans was $7.2 billion and $6.6 billion, respectively.

Pension Plans with Benefit Obligations in Excess of Plan Assets
The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2025	2024
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$600	$564
Fair value of plan assets	—	—
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$568	$525
Fair value of plan assets	—	—

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
The following table sets forth the components of net periodic pension cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the pension plans:

(Dollars in Millions)	2025	2024	2023
Components Of Net Periodic Pension Cost
Service cost	$213	$219	$223
Interest cost	409	376	370
Expected return on plan assets	(586)	(585)	(546)
Prior service credit amortization	(4)	(4)	(1)
Actuarial loss amortization	5	9	5
Net periodic pension cost	$37	$15	$51
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial (loss) gain arising during the year	$(54)	$239	$(286)
Net actuarial loss amortized during the year	5	9	5
Net prior service credit (cost) arising during the year	261	—	23
Net prior service credit amortized during the year	(4)	(4)	(1)
Total recognized in other comprehensive income (loss)	$208	$244	$(259)
Total recognized in net periodic pension cost and other comprehensive income (loss)	$171	$229	$(310)
Note: The net periodic benefit for the postretirement welfare plan was $6 million, $7 million and $10 million for the years end December 31, 2025, 2024 and 2023, respectively. The total of other amounts recognized as other comprehensive income (loss) netted to less than $1 million, $(1) million and $(10) million for the years ended December 31, 2025, 2024 and 2023, respectively.

Weighted Average Assumptions to Determine Projected Benefit Obligations
The following table sets forth weighted-average assumptions used to determine the pension plans projected benefit obligations at December 31:

	2025	2024
Discount rate	5.44%	5.77%
Cash balance interest crediting rate	3.58	3.71
Rate of compensation increase(a)	4.00	3.52
(a)Determined on an active liability-weighted basis.
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
The following table sets forth weighted-average assumptions used to determine net periodic pension cost for the years ended December 31:

	2025	2024	2023
Discount rate	5.77%	5.12%	5.55%
Cash balance interest crediting rate	3.71	3.04	3.36
Expected return on plan assets(a)	7.00	7.00	6.75
Rate of compensation increase(b)	3.52	3.72	4.13
(a)With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans' asset allocation, economic conditions, and peer group long-term rate of return information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(b)Determined on an active liability-weighted basis.
Summary of Plan Investment Assets Measured at Fair Value
The following table summarizes the pension plans investment assets at December 31:

(Dollars in Millions)	2025	2024
Cash and cash equivalents	$105	$63
U.S Treasury securities	951	—
Investment assets not classified in fair value hierarchy(a)
Collective investment funds
Domestic equity securities	1,827	1,788
Mid-small cap equity securities	536	474
International equity securities	1,127	968
Real estate securities	178	171
Fixed income	1,183	1,958
Real estate funds(b)	770	733
Hedge funds(c)	468	354
Private equity funds(d)	1,290	1,325
Total plan investment assets at fair value	$8,435	$7,834
(a)These investment assets are valued based on net asset values as a practical expedient and as a result, are not classified in the fair value hierarchy.
(b)This category consists of several investment strategies diversified across several real estate fund managers.
(c)This category consists of several investment strategies diversified across several hedge fund managers.
(d)This category consists of several investment strategies diversified across several private equity fund managers.

Expected Future Benefit Payments	The following benefit payments are expected to be paid from the pension plans for the years ended December 31:

(Dollars in Millions)
2026	$420
2027	426
2028	450
2029	486
2030	494
2031-2035	2,719